Equity Method Investments (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of reserves within equity [abstract]
Summary of Equity Method Investments

	Successor	Successor	Predecessor
	As of March 31, 2025	As of March 31, 2024	As of March 31, 2023
	US$’000	US$’000	US$’000
Opening balance	—	—	10,748
Share of associates’ profits during the year	—	—	3,427
Dividends received from associates during the year	—	—	(3,402)
De-recognition of equity method investments upon disposal of associates	—	—	(10,773)
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